Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	30.90%	15.90%	15.73%
Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	29.08%	14.29%	14.09%
Growth Fund | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.64%	12.46%	12.71%